Cover	3 Months Ended
Aug. 31, 2021
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	true
Amendment Description	The registrant is filing this post-effective amendment to update the financial statements and other information contained in the registrant’s registration statement on Form S-1 (Registration No. 333-228906) (the “Registration Statement”), which was declared effective by the Securities and Exchange Commission on September 30, 2020. The Registration Statement related to (i) the issuance by the registrant of up to 806,126 shares of the registrant’s common stock, par value $0.0001 per share (“Common Stock”), which consist of (a) 650,000 shares of Common Stock that may be issued upon the exercise of 650,000 warrants (the “Public Warrants”) originally sold as part of units in the registrant’s initial public offering (the “IPO”) and which entitle the holder to purchase Common Stock at an exercise price of $92.00 per share of Common Stock, (b) 32,688 shares of Common Stock that may be issued upon the exercise of 32,688 warrants (the “Private Placement Warrants”) underlying units originally issued in a private placement that closed simultaneously with the consummation of the IPO (the “Private Placement Units”), which entitle the holder to purchase Common Stock at an exercise price of $92.00 per share of Common Stock, and (c) 123,438 shares of Common Stock, which represent shares of Common Stock that may be issued upon the exercise of 123,438 warrants (the “2019 Warrants”, and together with the Public Warrants and Private Placement Warrants, the “Warrants”) originally sold as part of units in a private placement that commenced on March 27, 2019 (the “2019 Private Placement”) and which entitle the holder to purchase Common Stock at an exercise price of $32.00 per share of Common Stock, and (ii) the resale from time to time of 775,496 shares of Common Stock and 32,688 Private Placement Warrants by the selling securityholders named in the prospectus or their permitted transferees. As of November 16, 2021, an aggregate of 32,706 shares have been resold pursuant to the Registration Statement. No additional securities are being registered pursuant to this post-effective amendment to the Registration Statement. All applicable registration fees were previously paid on December 19, 2018, July 12, 2019 and September 23, 2019.
Entity Registrant Name	SIMPLICITY ESPORTS AND GAMING COMPANY
Entity Central Index Key	0001708410
Entity Tax Identification Number	82-1231127
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7000 W. Palmetto Park Rd.
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33433
City Area Code	(855)
Local Phone Number	345-9467
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	625 N. Flagler Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(855)
Local Phone Number	345-9467